Material accounting policy information - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Patents, trademarks, licenses and customer contracts | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful economic life	5 years
Patents, trademarks, licenses and customer contracts | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful economic life	20 years
Intellectual property | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful economic life	5 years
Intellectual property | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful economic life	20 years